5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

February 28, 2006
                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Life Insurance Corp. Separate Account LLVA
            (1940 Act No. 811-07661)
         Post-Effective Amendment No. 1 on Form N-4
            (1933 Act No. 333-122109) Pursuant to Rule 485(a)
         GENESIS NO-LOAD Variable Annuity

Dear Ms. Samuel:

Ameritas Life Insurance Corp. is submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2006.

Revisions from the current effective registration for this product include:
-    New website address. Page 1
-    Added Accumulation Unit Values. Pages 3, 8, A-1
-    Moved Tax Qualified Plans to Appendix B. Pages 3, 5, Appendix B
-    Added reference to subaccount compensation. Page 7
-    Subaccount Transfer rule clarification. Page 11
-    Premium consent over $5 million. Page 13
-    Premium allocation clarification. Page 13
-    Standard Death Benefit update. Page 18
-    UNIFI Mutual Holding Company name change.  Page 23.
-    Non-substantive typographical and editorial changes.  Pages 11, 14, 18, 19

We have requested December 31, 2005 expenses and waivers from the fund companies and will provide that information, as well as audited financial statements for the issuer and the subaccounts of the separate account in a Rule 485(b) filing to be made prior to the effective date.

We acknowledge that the fund is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant General Counsel II


Enclosures